Leases (Details) - Schedule of maturity analysis of the company’s operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule of Maturity Analysis of the Company Operating Lease Iiabilities [Abstract]
2023	$ 147,338
2024	134,701
2025	132,174
2026	132,174
2027	110,145
Total undiscounted cash flows	656,532
Less: imputed interest	70,290
Present value of operating lease liabilities	$ 586,242